                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address. 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28- 10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212)218-8270

Signature, Place, and Date of Signing:

/s/ Bernard Selz              New York, NY   2/5/09
--------------------------   -------------   ------
   [Signature]               [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ----
28-                      None
   -------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          34
Form 13F Information Table Value Total:      97,037
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-                    NONE
---      -----------------
[Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1                         Column 2      Column 3  Column 4           Column 5            Column 6           Column 8
                                                                  ----------------------------            --------------------------
                                                                                                               Voting Authority
                                                          Value                                Investment --------------------------
Name of Issuer                Title of Class    CUSIP   (x $1000) Shares/ Prn Amount/ Put-Call Discretion    Sole   Shared    None
---------------------------- ---------------- --------- --------- ------- ----------- -------- ---------- --------- ------ ---------
MILLICOM INTL CELLULAR S A   SHS NEW          L6388F110     6,287             140,000    SH    SOLE          32,000     --   108,000
CERAGON NETWORKS LTD         ORD              M22013102       859             170,000    SH    SOLE          42,000     --   128,000
ALLIANCE RES PARTNER L P     UT LTD PART      01877R108     8,064             300,000    SH    SOLE          98,000     --   202,000
AMERICAN TOWER CORP          NOTE  5.000% 2/1 029912AF9     3,816           4,000,000    PRN   SOLE         900,000     -- 3,100,000
ATLAS ENERGY RESOURCES LLC   COM              049303100     5,542             434,000    SH    SOLE         118,000     --   316,000
BCE INC                      COM NEW          05534B760     3,278             160,000    SH    SOLE          47,000     --   113,000
COMPTON PETE CORP            COM              204940100       733             919,000    SH    SOLE              --     --   919,000
CROWN CASTLE INTL CORP       COM              228227104     6,153             350,000    SH    SOLE          95,000     --   255,000
EQUINIX INC                  NOTE  2.500% 4/1 29444UAF3     7,411          10,000,000    PRN   SOLE       2,150,000     -- 7,850,000
EQUINIX INC                  COM NEW          29444U502     8,510             160,000    SH    SOLE          52,000     --   108,000
FLAMEL TECHNOLOGIES SA       SPONSORED ADR    338488109     1,705             435,000    SH    SOLE          76,000     --   359,000
GOLDCORP INC NEW             COM              380956409       946              30,000    SH    SOLE              --     --    30,000
GOLDMAN SACHS GROUP INC      COM              38141G104     1,688              20,000    SH    SOLE           4,000     --    16,000
GRACE W R & CO DEL NEW       COM              38388F108       651             109,000    SH    SOLE              --     --   109,000
ICONIX BRAND GROUP INC       NOTE  1.875% 6/3 451055AB3     5,140          10,000,000    PRN   SOLE       2,350,000     -- 7,650,000
JER INVT TR INC              COM              46614H301       198             212,700    SH    SOLE              --     --   212,700
KKR FINANCIAL HLDGS LLC      COM              48248A306       303             192,000    SH    SOLE              --     --   192,000
KOHLBERG CAPITAL CORP        COM              500233101       207              57,000    SH    SOLE              --     --    57,000
MBIA INC                     COM              55262C100     1,750             430,000    SH    SOLE         113,000     --   317,000
MDC PARTNERS INC             CL A SUB VTG     552697104     1,183             389,000    SH    SOLE              --     --   389,000
MEMC ELECTR MATLS INC        COM              552715104       143              10,000    SH    SOLE           4,000     --     6,000
MAGELLAN MIDSTREAM HLDGS LP  COM LP INTS      55907R108     6,658             480,000    SH    SOLE         137,000     --   343,000
NII HLDGS INC                NOTE  2.750% 8/1 62913FAF9       867             980,000    PRN   SOLE         980,000     --        --
NORTHSTAR RLTY FIN CORP      COM              66704R100     1,224             313,000    SH    SOLE              --     --   313,000
NUSTAR GP HOLDINGS LLC       UNIT RESTG LLC   67059L102     5,145             291,000    SH    SOLE          80,000     --   211,000
RAIT FINANCIAL TRUST         COM              749227104       172              66,000    SH    SOLE              --     --    66,000
RESOURCE CAP CORP            COM              76120W302       532             139,000    SH    SOLE              --     --   139,000
SWITCH & DATA FACILITIES COM COM              871043105     1,463             198,000    SH    SOLE          67,000     --   131,000
TESCO CORP                   COM              88157K101     7,440           1,042,000    SH    SOLE         204,000     --   838,000
3-D SYS CORP DEL             COM NEW          88554D205     3,326             418,900    SH    SOLE              --     --   418,900
VICOR CORP                   COM              925815102       668             101,000    SH    SOLE              --     --   101,000
WESCO INTL INC               NOTE  1.750%11/1 95082PAG0     3,911           7,000,000    PRN   SOLE       1,850,000     -- 5,150,000
WESCO INTL INC               COM              95082P105       962              50,000    SH    SOLE          17,000     --    33,000
WILLIAMS SONOMA INC          COM              969904101       102              13,000    SH    SOLE              --     --    13,000
                                                           97,037                                                       --